SHARE-BASED PAYMENTS - Summary of Weighted Average Assumptions used in Black-Scholes Option Pricing Model to Determine Fair Value of Other Options and Warrants Granted (Details) - Options and Warrants	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Exercise price, USD
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input	8.47
Exercise price, USD | Minimum
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input		8.97	7.54
Exercise price, USD | Maximum
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input		13.19	11.68
Share price, USD
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input	8.47
Share price, USD | Minimum
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input		8.97	7.54
Share price, USD | Maximum
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input		13.19	11.68
Risk free rate
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input	0.044
Risk free rate | Minimum
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input		0.037	0.015
Risk free rate | Maximum
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input		0.045	0.038
Estimated volatility
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input	0.35	0.45
Estimated volatility | Minimum
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input			0.45
Estimated volatility | Maximum
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input			0.50
Expected term in years
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input	4
Expected term in years | Minimum
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input		4	3.8
Expected term in years | Maximum
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Equity [Line Items]
Significant unobservable input		4.6	4.6